INVESTMENT SUB-ADVISORY AGREEMENT

AGREEMENT, dated as of December 31, 2020 by and among Destra Multi-Alternative Fund (the “Fund”), Destra Capital Advisors LLC (the “Advisor”), and Validus Growth Investors, LLC (the “Sub-Adviser”).

WHEREAS, the Advisor is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (“Advisers Act”) and is engaged in the business of supplying investment advice as an independent contractor;

WHEREAS, the Advisor has entered into an investment management agreement (the “Investment Management Agreement”) dated November 30, 2018 with the Fund, an investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”);

WHEREAS, the Sub-Adviser is registered as an investment adviser under the Advisers Act;

WHEREAS, the Board of Trustees (each Board member individually a “Trustee” and together the “Trustees”) of the Fund and the Advisor desire to retain the Sub-Adviser to render investment advisory and other services to the Fund, in the manner and on the terms hereinafter set forth;

WHEREAS, the Advisor has the authority under the Investment Management Agreement with the Fund to retain sub- advisers; and

WHEREAS, the Sub-Adviser is willing to furnish such services to the Advisor and the Fund;

NOW, THEREFORE, in consideration of the promises and mutual covenants contained herein, and intending to be legally bound hereby, the Fund, the Advisor and the Sub-Adviser agree as follows:

1. APPOINTMENT OF THE SUB-ADVISER

The Advisor hereby appoints the Sub-Adviser to act as an investment adviser for the Fund, subject to the supervision and oversight of the Advisor and the Trustees of the Fund, and in accordance with the terms and conditions of this Agreement. The Sub-Adviser will be an independent contractor and will have no authority to act for or represent the Fund or the Advisor in any way or otherwise be deemed an agent of the Fund or the Advisor except as expressly authorized in this Agreement or another writing by the Fund, the Advisor and the Sub-Adviser.

2. ACCEPTANCE OF APPOINTMENT

The Sub-Adviser accepts that appointment and agrees to render the services herein set forth, for the compensation herein provided.

The assets of the Fund will be maintained in the custody of a custodian (who shall be identified by the Advisor in writing). The Sub-Adviser will not have custody of any securities, cash or other assets of the Fund and will not be liable for any loss resulting from any act or omission of the custodian other than acts or omissions arising in reliance on instructions of the Sub-Adviser.

3. SERVICES TO BE RENDERED BY THE SUB-ADVISER TO THE FUND

A. As an investment adviser to the Fund, the Sub-Adviser shall, subject to the supervision and oversight of the Advisor, manage the investment and reinvestment of such portion of the assets of the Fund as the Advisor may from time to time allocate to the Sub-Adviser for management (the “Sub-Advised Assets”), as well as vote all proxies related to the Sub-Advised Assets.

B. As part of the services it will provide hereunder, the Sub-Adviser will:

(i) obtain and evaluate, to the extent deemed necessary and advisable by the Sub-Adviser in its discretion, pertinent economic, statistical, financial, and other information affecting the economy generally and individual companies or industries, the securities of which are included in the Sub-Advised Assets or are under consideration for inclusion in the Sub-Advised Assets;

(ii) formulate and implement a continuous investment program for the Sub-Advised Assets as outlined in the Fund’s Registration Statement;

(iii) take whatever steps are necessary to implement the investment program for the Sub-Advised Assets by arranging for the purchase and sale of securities and other investments, including issuing directives to the administrator of the Fund as necessary for the appropriate implementation of the investment program of the Sub- Advised Assets;

(iv) keep the Trustees of the Fund and the Adviser fully informed in writing on an ongoing basis as agreed by the Advisor and the Sub-Adviser as to (1) all material facts concerning the investment and reinvestment of the Sub-Advised Assets and (2) the Sub-Adviser and its key investment personnel and operations, make regular and periodic special written reports of such additional information concerning the same as may reasonably be requested from time to time by the Advisor or the Trustees of the Fund; and attend meetings with the Advisor and/or the Trustees, as reasonably requested, to discuss the foregoing;

(v) in accordance with procedures and methods established by the Trustees of the Fund, which may be amended from time to time, provide assistance in determining the fair value of all securities and other investments/assets within the Sub-Advised Assets;

(vi) provide any and all material composite performance information, records and supporting documentation about accounts the Sub-Adviser manages, if appropriate, which are relevant to the Fund and that have investment objectives, policies, and strategies substantially similar to those employed by the Sub-Adviser in managing the Sub-Advised Assets that may be reasonably necessary, under applicable laws, to allow the Fund or its agent to present information concerning the Sub-Adviser’s prior performance in the Fund’s Registration Statement and any permissible reports and materials prepared by the Fund;

(vii) cooperate with and provide reasonable assistance to the Adviser, the Fund’s administrator, the Fund’s custodian and foreign custodians, the Fund’s transfer agent and pricing agents and all other agents and representatives of the Fund and the Adviser; keep all such persons fully informed as to such matters as they may reasonably deem necessary to the performance of their obligations to the Fund and the Adviser; provide prompt responses to reasonable requests made by such persons; and maintain any appropriate interfaces with each such person so as to promote the efficient exchange of information; and

(viii) file any required reports with the SEC pursuant to Sections 13(f) and 13(g) of the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

C. In furnishing services hereunder, the Sub-Adviser shall be subject to, and shall perform in accordance with, the following: (i) the Fund’s declaration of trust, by-laws and/or other governing instruments, as the same may be hereafter modified and/or amended from time to time (“Governing Documents”); (ii) the currently effective Registration Statement and any amendments thereto; (iii) the Investment Company Act and the Advisers Act and the rules under each, and all other federal and state laws or regulations applicable to the Fund; (iv) the Fund’s compliance manual and other policies and procedures adopted from time to time by the Board of Trustees of the Fund; and (v) the instructions of the Advisor. Prior to the commencement of the Sub-Adviser’s services hereunder, the Advisor shall provide the Sub-Adviser with current copies of any Governing Documents, Registration Statement, compliance manual and other relevant policies and procedures that are adopted by the Board of Trustees of the Fund. The Advisor undertakes to provide the Sub-Adviser with copies or other written notice of any amendments, modifications or supplements to any such above-mentioned document.

D. The Sub-Adviser, at its expense, will furnish: (i) all necessary facilities (including office space, furnishings, and equipment) and personnel, including salaries, expenses and fees of any personnel required for the Sub-Adviser to faithfully perform its duties under this Agreement; and (ii) administrative facilities, including bookkeeping, and all equipment necessary for the efficient conduct of the Sub-Adviser’s duties under this Agreement.

E. On occasions when the Sub-Adviser deems the purchase of a security to be in the best interest of the Fund as well as other clients of the Sub-Adviser, allocation of the securities so purchased, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner which the Sub-Adviser considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to its other clients over time. The Advisor agrees that the Sub-Adviser and its affiliates may give advice and take action in the performance of their duties with respect to any of their other clients that may differ from advice given, or the timing or nature of actions taken, with respect to the Fund. The Advisor also acknowledges that the Sub-Adviser and its affiliates are fiduciaries to other entities, some of which have the same or similar investment objectives (and will hold the same or similar investments) as the Fund, and that the Sub-Adviser will carry out its duties hereunder together with its duties under such relationships. Nothing in this Agreement shall be deemed to confer upon the Sub-Adviser any obligation to purchase or to recommend for purchase for the Fund any investment that the Sub-Adviser, its affiliates, officers or employees may purchase or sell for its or their own account or for the account of any client, if in the sole and absolute discretion of the Sub-Adviser it is for any reason impractical or undesirable to take such action or make such recommendation for the Fund.

F. The Sub-Adviser will maintain all accounts, books and records with respect to the Sub-Advised Assets as are required of an investment adviser of a registered investment company pursuant to the Investment Company Act and Advisers Act and the rules thereunder.

4. COMPENSATION OF THE SUB-ADVISER

The Advisor will pay the Sub-Adviser a monthly advisory fee with respect to the Sub-Advised Assets equal to a percentage of the “net advisory fee”, which is the amount of the Advisor’s advisory fee less (i) any fee waiver or expense reimbursement made by the Adviser in connection with the services provided under the Investment Management Agreement, and (ii) any other expenses agreed to be shared by the parties, shall be allocated 50% to the Sub-Adviser for the services provided pursuant to this Agreement and 50% to the Adviser. The amount allocated to the Sub-Adviser (“Sub-Advisory Fee”) shall not exceed an annual rate of 0.675% based upon the Fund’s average daily net assets at month end. In the case of a partial month, compensation will be based on the number of days during the month in which the Advisor provided services to the Fund. The Sub-Advisory Fee will be paid by the Advisor no later than the 45th day following receipt by the Advisor of the Advisory Fee from the Fund.

Except as may otherwise be prohibited by law or regulation (including, without limitation, any then current SEC staff interpretation), the Sub-Adviser may, in its discretion and from time to time, waive all or any portion of its advisory fee.

5. LIABILITY AND INDEMNIFICATION

A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Sub-Adviser nor any of its officers, directors, partners, members or employees (its “Affiliates”) shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Advisor or the Fund as a result of any error of judgment or mistake of law by the Sub-Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Sub-Adviser or its Affiliates for, and the Sub-Adviser shall indemnify and hold harmless the Fund, the Advisor, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended (“1933 Act”)) (collectively, “Advisor Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Advisor Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in any Registration Statement, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Sub- Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon written information furnished to the Advisor or the Fund by the Sub- Adviser Indemnitees (as defined below) for use therein.

B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Advisor, the Fund and their respective Affiliates shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Sub-Adviser as a result of any error of judgment or mistake of law by the Advisor, the Fund and their respective Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Advisor for, and the Advisor shall indemnify and hold harmless the Sub-Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, “Sub-Adviser Indemnitees”) against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Advisor in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in any Registration Statement, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Advisor that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Sub-Adviser or the Fund by the Advisor Indemnitees for use therein.

6. REPRESENTATIONS OF THE ADVISOR

The Advisor represents, warrants and agrees that:

A. The Advisor has been duly authorized by the Board of Trustees of the Fund to delegate to the Sub- Adviser the provision of investment services to the Fund as contemplated hereby.

B. The Advisor has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the Investment Company Act and will provide the Sub-Adviser with a copy of such code of ethics.

C. The Advisor is currently in material compliance and shall at all times continue to materially comply with the requirements imposed upon the Advisor by applicable law and regulations.

D. The Advisor (i) is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (ii) is not prohibited by the Investment Company Act, the Advisers Act or other law, regulation or order from performing the services contemplated by this Agreement; (iii) to the best of its knowledge, has met and will seek to continue to meet for so long as this Agreement is in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self- regulatory agency necessary to be met in order to perform the services contemplated by this Agreement; and (v) will promptly notify the Sub-Adviser of the occurrence of any event that would disqualify the Advisor from serving as investment manager of an investment company pursuant to Section 9(a) of the Investment Company Act or otherwise. The Advisor will also promptly notify the Sub-Adviser if it is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Fund, provided, however, that routine regulatory examinations shall not be required to be reported by this provision.

E. The execution, delivery and performance of this Agreement do not, and will not, conflict with, or result in any violation or default under, any agreement to which Advisor or any of its Affiliates are a party.

7. REPRESENTATIONS OF THE SUB-ADVISER

The Sub-Adviser represents, warrants and agrees that:

A. The Sub-Adviser is currently in material compliance and shall at all times continue to materially comply with the requirements imposed upon the Sub-Adviser by applicable law and regulations.

B. The Sub-Adviser (i) is registered as an investment adviser under the Advisers Act and will continue to be so registered for so long as this Agreement remains in effect; (ii) is not prohibited by the Investment Company Act, the Advisers Act or other law, regulation or order from performing the services contemplated by this Agreement; (iii) has met and will seek to continue to meet for so long as this Agreement remains in effect, any other applicable federal or state requirements, or the applicable requirements of any regulatory or industry self-regulatory agency necessary to be met in order to perform the services contemplated by this Agreement; (iv) has the authority to enter into and perform the services contemplated by this Agreement; and (v) will promptly notify the Advisor of the occurrence of any event that would disqualify the Sub-Adviser from serving as an investment adviser of an investment company pursuant to Section 9(a) of the Investment Company Act or otherwise. The Sub-Adviser will also promptly notify the Fund and the Advisor if it is served or otherwise receives notice of any action, suit, proceeding, inquiry or investigation, at law or in equity, before or by any court, public board or body, involving the affairs of the Fund, provided, however, that routine regulatory examinations shall not be required to be reported by this provision.

C. The Sub-Adviser has adopted a written code of ethics complying with the requirements of Rule 17j- 1 under the Investment Company Act and Rule 204A-1 under the Advisers Act and will provide the Advisor and the Board with a copy of such code of ethics, together with evidence of its adoption. Within forty-five (45) days of the end of the last calendar quarter of each year that this Agreement is in effect, and as otherwise requested, the president, Chief Compliance Officer or a vice-president of the Sub-Adviser shall certify to the Advisor that the Sub- Adviser has complied with the requirements of Rule 17j-1 and Rule 204A-1 during the previous year and that there has been no material violation of the Sub-Adviser’s code of ethics or, if such a material violation has occurred, that appropriate action was taken in response to such violation. Upon the written request of the Advisor, the Sub-Adviser shall permit the Advisor, its employees or its agents to examine the reports required to be made to the Sub-Adviser by Rule 17j-1(c)(1) and Rule 204A-1(b) and all other records relevant to the Sub-Adviser’s code of ethics.

D. The Sub-Adviser has provided the Fund and the Advisor with a copy of its Form ADV Parts 1 and 2, which as of the date of this Agreement is its Form ADV as most recently filed with the SEC, and promptly will furnish a copy of all amendments to the Fund and the Advisor at least annually. Such amendments shall reflect all changes in the Sub-Adviser’s organizational structure, professional staff or other significant developments affecting the Sub-Adviser, as required by the Advisers Act.

E. The Sub-Adviser will notify the Fund and the Advisor of any assignment of this Agreement or change of control of the Sub-Adviser, as applicable, and any changes in the key personnel who are either the portfolio manager(s) of the Fund or senior management of the Sub-Adviser, in each case prior to or promptly after, such change. The Sub-Adviser agrees to bear all reasonable expenses of the Fund, if any, arising out of an assignment or change in control.

F. The Sub-Adviser will promptly notify the Advisor of any financial condition that is likely to impair the Sub-Adviser’s ability to fulfill its commitment under this Agreement.

G. The Sub-Adviser agrees to maintain an appropriate level of errors and omissions or professional liability insurance coverage and, upon the written request of the Advisor, provide evidence of such insurance coverage to the Advisor.

H. The execution, delivery and performance of this Agreement do not, and will not, conflict with, or result in any violation or default under, any agreement to which Sub-Adviser or any of its Affiliates are a party.

8. PROXIES

The Sub-Adviser shall be solely responsible to vote all proxies received with respect to the Sub-Advised Assets, and shall take all necessary and reasonable steps with respect to corporate actions related to securities held or previously held as part of the Sub-Advised Assets. The Sub-Adviser shall not incur any liability to the Fund or the Advisor for failing to vote any proxies, or to take an action with respect to a corporate action, if it had not received such proxies or related communication on a timely basis.

9. SUPPLEMENTAL ARRANGEMENTS

The Sub-Adviser may from time to time employ or associate itself with any person it believes to be particularly suited to assist it in providing the services to be performed by such Sub-Adviser hereunder, provided that no such person shall perform any services with respect to the Fund that would constitute an assignment or require a written advisory agreement pursuant to the Investment Company Act. Any compensation payable to such persons shall be the sole responsibility of the Sub-Adviser, and neither the Advisor nor the Fund shall have any obligations with respect thereto or otherwise arising under the Agreement.

10. REGULATION

The Sub-Adviser shall submit to all regulatory and administrative bodies having jurisdiction over the services provided pursuant to this Agreement any information, reports, or other material which any such body by reason of this Agreement may request or require pursuant to applicable laws and regulations.

11. RECORDS

The records relating to the services provided under this Agreement shall be the property of the Fund and shall be under its control; however, the Fund shall furnish to the Sub-Adviser such records and permit the Sub-Adviser to retain such records (either in original or in duplicate form) as the Sub-Adviser shall reasonably require in order to carry out its business. In the event of the termination of this Agreement, such other records shall promptly be returned to the Fund by the Sub-Adviser free from any claim or retention of rights therein, provided that the Sub-Adviser may retain any such records that are required to be retained by it by law or regulation. The Advisor and the Sub-Adviser shall keep confidential any information obtained in connection with their respective duties hereunder and shall disclose such information only if the Fund has authorized such disclosure or if such disclosure is expressly required or requested by applicable federal or state regulatory authorities, or otherwise required by law.

12. DURATION OF AGREEMENT

This Agreement shall become effective upon the date first above written and continue in effect for an initial term of two (2) years, provided that this Agreement shall not take effect unless it has first been approved: (i) by a vote of a majority of those Trustees of the Fund who are not “interested persons” (as defined in the Investment Company Act) of any party to this Agreement (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval, and (ii) by vote of a majority of the Fund’s outstanding voting securities. This Agreement shall continue in effect for a period of more than two (2) years from the date of its execution only so long as such continuance is specifically approved at least annually by the Board of Trustees provided that in such event such continuance shall also be approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval.

13. TERMINATION OF AGREEMENT

This Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of the Fund, on sixty (60) days’ written notice to the Advisor and the Sub-Adviser, or by the Advisor or Sub-Adviser on sixty (60) days’ written notice to the Fund and the other party. This Agreement will automatically terminate, without the payment of any penalty, (i) in the event of its assignment (as defined in the Investment Company Act), or (ii) in the event the Investment Management Agreement between the Advisor and the Fund is assigned (as defined in the Investment Company Act) or terminates for any other reason. This Agreement will also terminate upon written notice to the other party that the other party is in material breach of this Agreement, unless the party in material breach of this Agreement cures such breach to the reasonable satisfaction of the party alleging the breach within thirty (30) days after written notice.

14. AMENDMENTS TO THE AGREEMENT

Except to the extent permitted by the Investment Company Act or the rules or regulations thereunder or pursuant to exemptive relief granted by the SEC, this Agreement may be amended by the parties only if such amendment, if material, is specifically approved by the vote of a majority of the outstanding voting securities of the Fund (unless such approval is not required by Section 15 of the Investment Company Act as interpreted by the SEC or its staff or unless the SEC has granted an exemption from such approval requirement) and by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval.

15. ASSIGNMENT

Any assignment (as that term is defined in the Investment Company Act) of this Agreement made by the Sub-Adviser shall result in the automatic termination of this Agreement, as provided in Section 12 hereof. Notwithstanding the foregoing, no assignment shall be deemed to result from any changes in the directors, officers or employees of such Sub-Adviser except as may be provided to the contrary in the Investment Company Act or the rules or regulations thereunder.

16. ENTIRE AGREEMENT

This Agreement contains the entire understanding and agreement of the parties with respect to the Fund.

17. HEADINGS

The headings in the sections of this Agreement are inserted for convenience of reference only and shall not constitute a part hereof.

18. NOTICES

All notices required to be given pursuant to this Agreement shall be delivered or mailed to the address listed below of each applicable party in person or by registered or certified mail or a private mail or delivery service providing the sender with notice of receipt or to such other address as specified in a notice duly given to the other party. Notice shall be deemed given on the date delivered or mailed in accordance with this paragraph.

For:	Destra Capital Advisors LLC

Attn: Jane Shissler, General Counsel

444 West Lake Street

Suite 1700

Chicago, Illinois 60606

Phone: 312-843-6171

Fax: 312-858-8618

With a copy emailed to: legal@destracapital.com

For:	Destra Multi-Alternative Fund

c/o Destra Capital Advisors LLC

444 West Lake Street

Suite 1700

Chicago, Illinois 60606

Phone: 312-843-6171

Fax: 312-858-8618

With a copy emailed to: funds@destracapital.com

For:	Validus Growth Investors, LLC

Attn: Mark Scalzo

13520 Evening Creek Drive N.

Suite 300B

San Diego, CA 92128

Phone: 530-582-7000

Fax: 530-582-7001

19. SEVERABILITY

Should any portion of this Agreement for any reason be held to be void in law or in equity, the Agreement shall be construed, insofar as is possible, as if such portion had never been contained herein.

20. GOVERNING LAW

The provisions of this Agreement shall be construed and interpreted in accordance with the laws of the State of Delaware, without reference to conflict of law or choice of law doctrines, or any of the applicable provisions of the Investment Company Act. To the extent that the laws of the State of Delaware, or any of the provisions in this Agreement, conflict with applicable provisions of the Investment Company Act, the latter shall control.

21. INTERPRETATION

Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act shall be resolved by reference to such term or provision of the Investment Company Act and to interpretations thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC validly issued pursuant to the Investment Company Act. Specifically, the terms “vote of a majority of the outstanding voting securities,” “interested persons,” “assignment,” and “affiliated persons,” as used herein shall have the meanings assigned to them by Section 2(a) of the Investment Company Act. In addition, where the effect of a requirement of the Investment Company Act reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the SEC, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

22. THIRD PARTY BENEFICIARY

The Advisor and Sub-Adviser expressly agree that the Fund shall be deemed an intended third party beneficiary of this Agreement.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by their duly authorized officers as of the date first mentioned above.

DESTRA CAPITAL ADVISORS LLC		VALIDUS GROWTH INVESTORS, LLC

By:	/s/ Robert Watson	By:	/s/ Mark C. Scalzo
Name:	Robert Watson	Name:	Mark C. Scalzo
Title:	President	Title:	Chief Investment Officer

DESTRA MULTI-ALTERNATIVE FUND

By:	/s/ Jane H. Shissler
Name:	Jane H. Shissler
Title:	Secretary